Reverse Stock Split (Details Narrative) - shares	Oct. 29, 2020	Oct. 26, 2020	Oct. 13, 2020	Dec. 31, 2020	Oct. 12, 2020	Dec. 31, 2019	[1]	Dec. 31, 2017
Equity [Abstract]
Reverse share split description	The Company effected a reverse stock split of its common stock, pursuant to which every FIVE (5) shares of common stock outstanding before the reverse split were converted into ONE (1) share of common stock after the reverse split.	Affairs of the British Virgins Islands to effect a 5-for-1 reverse stock split (the “Reverse Split”) of our ordinary shares. As a result of the Reverse Split, every five (5) ordinary shares were automatically combined into one (1) ordinary share. In connection with the Reverse Split, our par value per share was increased from $0.001 to $0.005. The number of common stock outstanding has been changed accordingly.	Our board of directors approved a 5:1 reverse split of our ordinary shares, which began trading on a split adjusted basis on October 29, 2020. As a result of the reverse share split, each five (5) pre-split shares automatically combined into one (1) ordinary share without any action on the part of the holders, and the number of outstanding ordinary shares was be reduced from 32,022,685 to 6,406,146.
Common stock, shares outstanding			6,406,146	6,406,146	32,022,685	4,422,837		22,114,188

[1]	The number of shares outstanding was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.